Carrying Value and Classification of Related Assets and Maximum Exposure to Loss as Result of Involvement with Variable Interest Entities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Mortgage and other loans
Variable Interest Entity [Line Items]
Carrying Amount	$ 226,891	[1]
Other assets
Variable Interest Entity [Line Items]
Carrying Amount	5,374	[1]
Loans, net
Variable Interest Entity [Line Items]
Maximum Loss Exposure	275,390	[2]
Equity investments
Variable Interest Entity [Line Items]
Maximum Loss Exposure	$ 18,928	[2]

[1]	Carrying amount reflects the net book value of our loan or equity interest only in the VIE.
[2]	Our maximum loss exposure related to loans with VIEs represents our current aggregate gross carrying value of the loan plus accrued interest and any other related assets (such as rents receivable), less any liabilities. Our maximum loss exposure related to our equity investment in VIEs represents the current carrying values of such investment plus any other related assets (such as rent receivables) less any liabilities.